EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of basic and diluted net loss per share
The computation of basic and diluted net loss per share for the years ended December 31, 2014 and 2013 is as follows:

	Net Loss Attributable to Corporation	Shares	Per Share
Year Ended December 31, 2014:
Basic loss per share	$(41,753)	14,697,061	$(2.84)
Effect of dilutive securities	—	—	—
Diluted loss per share	$(41,753)	14,697,061	$(2.84)

Year Ended December 31, 2013:
Basic loss per share	$(21,051)	10,010,492	$(2.10)
Effect of dilutive securities	—	—	—
Diluted loss per share	$(21,051)	10,010,492	$(2.10)